UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number          811-21237

Unified Series Trust
   (Exact name of registrant as specified in charter)

Unified Fund Services, Inc. 2960 N. Meridian Street, Suite 300 Indianapolis, IN 46208

(Address of principal executive offices)	(Zip code)

Christopher E. Kashmerick

Unified Fund Services, Inc.

2960 N. Meridian Street, Suite 300

Indianapolis, IN 46208

(Name and address of agent for service)

Registrant's telephone number, including area code:  317-917-7000

Date of fiscal year end: 8/31

Date of reporting period:	11/30/08

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

Archer Balanced Fund
Schedule of Investments
November 30, 2008
(Unaudited)

Common Stocks - 64.00%	Shares	Value

Aircraft Engines & Engine Parts - 1.19%
United Technologies Corp.	2,000	$ 97,060

Beverages - 2.08%
PepsiCo, Inc.	3,000	170,100

Computer & Office Equipment - 3.02%
Cisco Systems, Inc. (a)	10,000	165,400
International Business Machines Corp.	1,000	81,600
		247,000

Crude Petroleum & Natural Gas - 1.03%
Occidental Petroleum Corp.	1,550	83,917

Deep Sea Foreign Transportation of Freight - 0.32%
Diana Shipping, Inc.	3,000	26,520

Drilling Oil & Gas Wells - 1.80%
Noble Corp.	5,500	147,345

Electric Services - 4.19%
FPL Group, Inc.	5,000	243,800
Progress Energy, Inc.	2,500	99,225
		343,025

Electric & Other Services Combined - 4.55%
DPL, Inc.	4,000	83,280
Duke Energy Corp.	8,000	124,480
Integrys Energy Group, Inc.	2,000	88,360
PG&E Corp.	2,000	76,080
		372,200

Fire, Marine & Casualty Insurance - 4.28%
Berkshire Hathaway, Inc. - Class B (a)	100	349,900

Food & Kindred Products - 1.12%
Unilever PLC (b)	4,000	91,600

Guided Missiles & Space Vehicles & Parts - 0.45%
Hi-Shear Technology Corp.	5,000	36,500

Hospital & Medical Service Plans - 1.80%
UnitedHealth Group, Inc.	7,000	147,070

Men's & Boys' Furnishings, Work Clothing, and Allied Garments - 0.88%
Cintas Corp.	3,000	72,060

*See accompanying notes which are an integral part of these financial statements.

Archer Balanced Fund
Schedule of Investments - continued		.
November 30, 2008
(Unaudited)

Common Stocks - 64.00% - continued	Shares	Value

National Commercial Banks - 4.73%
First Merchants Corp.	8,000	$ 161,360
U.S. Bancorp	3,000	80,940
Wells Fargo & Co.	5,000	144,450
		386,750

Natural Gas Distribution - 1.00%
Nicor, Inc.	2,000	81,560

Orthopedic, Prosthetic & Surgical Appliances & Supplies - 2.13%
Mentor Corp.	5,000	80,750
Zimmer Holdings, Inc. (a)	2,500	93,300
		174,050

Petroleum Refining - 2.08%
BP plc (b)	3,500	170,415

Pharmaceutical Preparations - 11.80%
Bristol-Myers Squibb Co.	14,000	289,800
Cubist Pharmaceuticals, Inc. (a)	5,000	122,800
Eli Lilly & Co.	10,000	341,500
Johnson & Johnson	2,000	117,160
Novartis AG (b)	2,000	93,840
		965,100

Retail - Drug Stores and Proprietary Stores - 0.71%
CVS Caremark Corp.	2,000	57,860

Services - Business Services - 1.51%
Accenture, Ltd. - Class A	4,000	123,920

Services - Miscellaneous Amusement & Recreation - 2.75%
Walt Disney Co./ The	10,000	225,200

Services - Miscellaneous Health & Allied Services - 1.54%
DaVita, Inc. (a)	2,500	125,625

Services - Prepackaged Software - 3.41%
Microsoft Corp.	13,800	279,036

Ship & Boat Building & Repairing - 1.26%
General Dynamics Corp.	2,000	103,340

Steel Works, Blast Furnaces & Rolling & Finishing Mills - 1.29%
Gerdau S.A. (b)	1,500	9,780
Titan International, Inc.	10,000	95,400
		105,180
Surgical & Medical Instruments & Apparatus - 2.45%
3M Co.	3,000	200,790

Telephone Communications - 0.63%
BT Group plc (b)	2,500	51,775

TOTAL COMMON STOCKS (Cost $6,430,363)		5,234,898

*See accompanying notes which are an integral part of these financial statements.

Archer Balanced Fund
Schedule of Investments - continued
November 30, 2008
(Unaudited)

Real Estate Investment Trusts - 2.07%	Shares	Value

Duke Realty Corp.	7,000	$ 57,470
Inland Real Estate Corp.	10,000	111,700

TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $308,314)		169,170

Exchange-Traded Funds - 9.84%

iShares Barclays U.S. Treasury Inflation Protected Securities Fund	2,000	187,000
iShares iBoxx $ Investment Grade Corporate Bond Fund	3,000	270,420
Ultra Dow 30 ProShares Fund	5,500	181,060
Ultra MidCap 400 ProShares Fund	7,000	166,180

TOTAL EXCHANGE-TRADED FUNDS (Cost $1,048,724)		804,660

Preferred Security - 1.88%

Credit Suisse Guernsey, 7.90% call on 3/28/2013	8,000	153,600

TOTAL PREFERRED SECURITY (Cost $175,528)		153,600

	Principal
Bonus Certificate - 3.72%	Amount

CommerzBank, 0.00%, Due 10/17/2013, linked to S&P 500 Index	$ 300	304,572

TOTAL BONUS CERTIFICATE (Cost $293,800)		304,572

Reverse Convertible Notes - 5.99%

ABN Amro Bank NV, 9.50%, 02/13/2009 convertible to Dell, Inc.	50,000	$ 28,800
Barclays Bank PLC, 10.00%, 4/29/2009 convertible to Bristol-Myers Squibb Co.	25,000	21,233
Barclays Bank PLC, 11.50%, 4/16/2009 convertible to CEMEX, S.A.B. de C.V.	150,000	47,670
Barclays Bank PLC, 11.50%, 2/17/2009 convertible to Deere & Co.	25,000	10,917
CommerzBank, 8.50%, 3/05/2009 convertible to Pfizer, Inc.	250,000	184,045
JPMorgan Chase, 9.45%, 1/2/2009 convertible to Microsoft Corp.	350,000	197,155

TOTAL REVERSE CONVERTIBLE NOTES (Cost $844,155)		489,820

Structured Notes - 7.97%

HSBC Bank USA N.A., 0.00%, Due 07/17/2013, linked to S&P 500 Index	500,000	446,604
JP Morgan Chase Bank N.A, 0.00%, Due 11/25/2011, linked to Russell 2000 Index	100,000	102,170
JP Morgan Chase Bank N.A, 0.00%, Due 01/31/2012, linked to NDX & NKY Indices	100,000	103,520

TOTAL STRUCTURED NOTES (Cost $695,374)		652,294

Money Market Securities - 3.78%	Shares

Fidelity Institutional Money Market Portfolio - Class I, 2.43% (c)	309,368	309,368

TOTAL MONEY MARKET SECURITIES (Cost $309,368)		309,368

TOTAL INVESTMENTS (Cost $10,105,626) - 99.25%		$ 8,118,382

Other assets less liabilities - 0.75%		61,443

TOTAL NET ASSETS - 100.00%		$ 8,179,825

(a) Non-income producing.
(b) American Depositary Receipt.
(c) Variable rate security; the money market rate shown represents the rate at November 30, 2008.

Tax Related
Gross unrealized appreciation		$ 130,430
Gross unrealized depreciation		(2,117,674)
Net unrealized depreciation		$ (1,987,244)

Aggregate cost of securities for income tax purposes		$ 10,105,626

*See accompanying notes which are an integral part of these financial statements.

Archer Balanced Fund

Related Notes to the Schedule of Investments

November 30, 2008

(Unaudited)

Securities Valuation - Equity securities are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices more accurately reflect the fair market value of such securities. Securities that are traded on any stock exchange are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an exchange traded security is generally valued by the pricing service at its last bid price. Securities traded in the NASDAQ over-the-counter market are generally valued by the pricing service at the NASDAQ Official Closing Price. When market quotations are not readily available, when the Advisor determines that the market quotation or the price provided by the pricing service does not accurately reflect the current market value or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review of the Board.

Fixed income securities are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices more accurately reflect the fair market value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. If the Advisor decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review of the Board. Short term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value. The ability of issuers of debt securities held by the Fund to meet their obligations may be affected by economic and political developments in a specific country or region.

In accordance with the Trust’s good faith pricing guidelines, the Advisor is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single standard exists for determining fair value, since fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Advisor would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale. Methods which are in accord with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods.

Good faith pricing is permitted if, in the Advisor’s opinion, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before a Fund’s NAV calculation that may affect a security’s value, or the Advisor is aware of any other data that calls into question the reliability of market quotations. Investments in foreign securities, junk bonds or other thinly traded securities are more likely to trigger fair valuation than other securities

The Fund may invest in reverse convertible notes, which are short-term notes (i.e., with maturities of one year) that are linked to individual equity securities. The issuers of these notes make regular interest payments to the holders, but these notes also have a put option attached, giving the issuer the right to exercise that option only if the price of the related security drops below a stated price.

Security Transactions and Related Income – The Fund follows industry practice and records security transactions on the trade date. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are amortized or accreted using the effective interest method.Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

Archer Balanced Fund

Related Notes to the Schedule of Investments - continued

November 30, 2008

(Unaudited)

Fair Value Measurements - The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”), effective September 1, 2008. In accordance with FAS 157, fair value is defined as the price that the Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. FAS 157 established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity.

Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments)

The following is a summary of the inputs used at November 30, 2008 in valuing the Fund’s assets carried at fair value:

Valuation Inputs	Investments in Securities	Other Financial Instruments (i.e., off-balance sheet items)*
Level 1 – Direct Market Prices in Observable Markets or Quoted Prices	$ 6,671,696	$ -
Level 2 – Other Significant Observable Inputs	$ 1,446,686	$ -
Level 3 – Internal Unobservable Inputs	$ -	$ -
Total	$ 8,118,382	$ -

*Other financial instruments include call options, futures, forwards, and swap contracts.

FAS 157 requires a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value. The Fund did not hold any assets at any time during the reporting period in which significant unobservable inputs were used in determining fair value; therefore, no reconciliation is included for this reporting period.

Derivative Instruments and Hedging Activities – In March 2008, FASB issued the Statement on Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (“SFAS 161”). SFAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. SFAS 161 requires enhanced disclosures about the Fund’s derivative and hedging activities, including how such activities are accounted for and their effect on the Fund’s financial position, performance, and cash flows. Management is currently evaluating the impact the adoption of SFAS 161 will have on the Fund’s financial statements and related disclosures.

NS Small Cap Growth Fund
Schedule of Investments
November 30, 2008
(Unaudited)

Common Stocks - 96.77%	Shares	Value

Agricultural Services - 0.89%
Calavo Growers, Inc.	1,500	$ 13,230

Apparel & Other Finished Products of Fabrics & Similar Material - 4.21%
Lululemon Athletica, Inc. (a)	1,750	17,185
True Religion Apparel, Inc. (a)	2,000	25,180
Volcom, Inc. (a)	2,000	20,160
		62,525

Computer Communications Equipment - 5.25%
F5 Networks, Inc. (a)	2,000	49,800
Riverbed Technology, Inc. (a)	3,000	28,170
		77,970

Computer Storage Devices - 3.85%
3PAR, Inc. (a)	3,000	24,750
Data Domain, Inc. (a)	2,000	32,500
		57,250

Electromedical & Electrotherapeutic Apparatus - 3.73%
Natus Medical, Inc. (a)	2,000	25,420
Vnus Medical Technologies (a)	2,000	30,000
		55,420

Electronic Computers - 2.43%
Netezza Corp. (a)	5,000	36,100

Orthopedic, Prosthetic & Surgical Appliances & Supplies - 1.55%
Hansen Medical, Inc. (a)	2,500	22,975

Radio & TV Broadcasting & Communications Equipment - 1.97%
Ceragon Networks Ltd. (a)	5,000	29,350

Refuse Systems - 1.01%
Casella Waste Systems, Inc. - Class A (a)	3,000	15,030

Retail - Apparel & Accessory Stores - 2.03%
Zumiez, Inc. (a)	3,500	30,240

Retail - Eating Places - 7.59%
Buffalo Wild Wings, Inc. (a)	2,000	45,920
Panera Bread Co. - Class A (a)	1,000	44,440
Texas Roadhouse, Inc. - Class A (a)	4,000	22,360
		112,720

Retail - Family Clothing Stores - 3.67%
Urban Outfitters, Inc. (a)	3,000	54,510

*See accompanying notes which are an integral part of these financial statements.

NS Small Cap Growth Fund
Schedule of Investments - continued
November 30, 2008
(Unaudited)

Common Stocks - 96.77% - continued	Shares	Value

Retail - Variety Stores - 1.38%
PriceSmart, Inc.	1,500	$ 20,490

Semiconductors & Related Devices - 8.37%
Cavium Networks, Inc. (a)	2,000	21,700
Monolithic Power Systems, Inc. (a)	2,000	19,140
Netlogic Microsystems, Inc. (a)	2,000	37,280
NVE Corp. (a)	2,000	46,180
		124,300

Services - Business Services - 6.69%
athenahealth, Inc. (a)	1,500	40,995
Internet Capital Group, Inc. (a)	5,000	18,400
MercadoLibre, Inc. (a)	1,000	12,320
Phase Forward, Inc. (a)	2,000	27,740
		99,455

Services - Computer Integrated Systems Design - 3.87%
NCI, Inc. - Class A (a)	2,000	57,560

Services - Computer Programming Services - 2.22%
Synaptics, Inc. (a)	1,500	32,955

Services - Direct Mail Advertising Services - 1.88%
Constant Contact, Inc. (a)	2,000	27,900

Services - Educational Services - 2.66%
American Public Education, Inc. (a)	1,000	39,560

Services - Home Health Care Services - 2.62%
Amedisys, Inc. (a)	1,000	38,890

Services - Management Consulting Services - 2.05%
Exponent, Inc. (a)	1,000	30,520

Services - Medical Laboratories - 5.08%
Bio-Reference Laboratories, Inc. (a)	1,250	27,863
Genoptix, Inc. (a)	1,500	47,595
		75,458

Services - Miscellaneous Repair Services - 1.90%
Team, Inc. (a)	1,000	28,220

Services - Prepackaged Software - 8.49%
Art Technology Group, Inc. (a)	15,000	28,800
Blackboard, Inc. (a)	1,000	24,630
DemandTec, Inc. (a)	5,000	36,300
Vocus, Inc. (a)	2,000	36,340
		126,070

*See accompanying notes which are an integral part of these financial statements.

NS Small Cap Growth Fund
Schedule of Investments - continued
November 30, 2008
(Unaudited)

Common Stocks - 96.77% - continued	Shares	Value

Special Industry Machinery - 2.53%
Ultratech, Inc. (a)	3,000	$ 37,650

Surgical & Medical Instruments & Apparatus - 5.48%
CardioNet, Inc. (a)	1,500	29,820
Orthovita, Inc. (a)	10,000	33,500
SonoSite, Inc. (a)	1,000	18,090
		81,410

Wholesale - Beer, Wine, Distilled Alcoholic Beverages - 1.59%
Central European Distribution Corp. (a)	1,000	23,640

Wholesale - Industrial Machinery & Equipment - 1.78%
DXP Enterprises, Inc. (a)	2,000	26,420

TOTAL COMMON STOCKS (Cost $1,970,794)		1,437,818

Money Market Securities - 2.00%
Huntington U.S. Treasury Money Market Fund, 0.10% (b)	29,701	29,701

TOTAL MONEY MARKET SECURITIES (Cost $29,701)		29,701

TOTAL INVESTMENTS (Cost $2,000,495) - 98.77%		$ 1,467,519

Other assets less liabilities - 1.23%		18,249

TOTAL NET ASSETS - 100.00%		$ 1,485,768

(a) Non-income producing.
(b) Variable Rate Security; the money market rate shown represents the rate at November 30, 2008.

Tax Related
Unrealized appreciation		$ 39,147
Unrealized depreciation		(572,123)
Net unrealized depreciation		$ (532,976)

Aggregate cost of securities for income tax purposes		$ 2,000,495

*See accompanying notes which are an integral part of these financial statements.

NS Small Cap Growth Fund

Related Notes to the Schedule of Investments

November 30, 2008

(Unaudited)

Securities Valuation - Equity securities are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices more accurately reflect the fair market value of such securities. Securities that are traded on any stock exchange are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an exchange traded security is generally valued by the pricing service at its last bid price. Securities traded in the NASDAQ over-the-counter market are generally valued by the pricing service at the NASDAQ Official Closing Price. When market quotations are not readily available, when the Adviser determines that the market quotation or the price provided by the pricing service does not accurately reflect the current market value or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review by the Board of Trustees of the Trust (the “Board”).

Fixed income securities are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices more accurately reflect the fair market value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. If the Adviser decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review of the Board. Short-term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value. The ability of issuers of debt securities held by the Fund to meet their obligations may be affected by economic and political developments in a specific country or region.

In accordance with the Trust’s good faith pricing guidelines, the Adviser is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single standard exists for determining fair value, since fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Adviser would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale. Methods which are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods.

Good faith pricing is permitted if, in the Adviser’s opinion, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before the Fund’s NAV calculation that may affect a security’s value, or the Adviser is aware of any other data that calls into question the reliability of market quotations. Good faith pricing may also be used in instances where the bonds the Fund invests in default or otherwise cease to have market quotations readily available. Investments in foreign securities, junk bonds, or other thinly traded securities are more likely to trigger fair valuation than other securities.

Security Transactions and Related Income - The Fund follows industry practices and record security transactions on the trade date. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are amortized or accreted using the effective interest method. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”), effective December 1, 2007. In accordance with FAS 157, fair value is defined as the price that the Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. FAS 157 established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments)

The following is a summary of the inputs used to value the NS Small Cap Fund’s assets as of November 30, 2008:

Valuation Inputs	Investments in Securities	Other Financial Instruments (i.e., off-balance sheet items)*
Level 1 –Quoted Prices in Active Markets	$ 1,467,519	$ -
Level 2 – Other Significant Observable Inputs	$ -	$ -
Level 3 – Significant Unobservable Inputs	$ -	$ -
Total	$ 1,467,519	$ -

*Other financial instruments include futures, forwards, and swap contracts.

FAS 157 requires a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value. The Fund did not hold any assets at any time during the reporting period in which significant unobservable inputs were used in determining fair value; therefore, no reconciliation is included for this reporting period.

Derivative Instruments and Hedging Activities – In March 2008, FASB issued Statement on Financial Accounting Standards No. 161, “Disclosures about Derivative Instruments and Hedging Activities” (SFAS 161), effective for fiscal years and interim periods beginning after November 15, 2008. SFAS 161 requires enhanced disclosures about the Funds’ derivative and hedging activities, including for how such activities are accounted and their effect on the Funds’ financial performance, and cash flows. Management is currently evaluating the impact the adoption of SFAS 161 will have on the Funds’ financial statements and related disclosures.

Item 2. Controls and Procedures.

(a)       Based on an evaluation of the registrant’s disclosure controls and procedures as of November 25, 2008, the disclosure controls and procedures are reasonably designed to ensure that the information required in filings on Forms N-Q is recorded, processed, summarized, and reported on a timely basis.

(b)       There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications by the registrant's principal executive officer and principal financial officer, pursuant to the Sarbanes- Oxley Act of 2002 and required by Rule 30a-2a under the Investment Company Act of 1940 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant_____Unified Series Trust_______________

By: Anthony J. Ghoston

Anthony J. Ghoston, President

Date: 1/27/2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: Anthony J. Ghoston

Anthony J. Ghoston, President

Date: 1/27/2009

By: Christopher E. Kashmerick

Christopher E. Kashmerick, Treasurer

Date: 1/27/2009